PROPERTY, PLANT AND EQUIPMENT (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	$ 3,035.3	$ 2,688.7
Less: accumulated depreciation and amortization	(1,550.0)	(1,358.8)
Property, plant & equipment, net	1,485.3	1,329.9	1,140.4
Land
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	141.4	113.5
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	34.2	29.9
Buildings
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	537.4	470.7
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	94.3	73.6
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	1,845.2	1,637.2
Computer software
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	$ 382.8	$ 363.8